Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions
Acquisitions
4.	Acquisitions and disposal

(i) Acquisition and disposal of FT Synergy

On April 18, 2019, Pintec acquired 100% equity interest of FT Synergy Pty Ltd. (“FT Synergy”) for a purchase price of RMB16,191. FT Synergy owns a wholly owned subsidiary Infrarisk Pty Limited (“Infrarisk”), an Australia-based SaaS company providing systems to lenders for managing the credit risk origination process. The assets acquired and liabilities assumed and operations of Infrarisk prior to the acquisition were not material. On September 27, 2021, the Company entered into an agreement with NCA Development Unit Trust (“NCA”), a trusted company incorporated in Australia held by a third party, under which the Company transferred out 85% of its equity interest in subsidiaries including FT Synergy and Infrarisk, and other VIE subsidiaries (collectively “FT Group”) at the consideration of nil. (the “Deconsolidation”). Upon the completion of this deconsolidation, the FT Group was deconsolidated since September 30, 2021 as the control has transferred to NCA, the Group accounts for the remaining 15% of equity interests of FT Group afterward under long-term investment. The Deconsolidation of FT Group was not a strategic shift and would not have major impact on the Group’s business, therefore it was not qualified as discontinued operation. For the year ended December 31, 2021, net loss of RMB5,498 was recognized for the disposal of FT Group.

4.	Acquisitions and disposal (Continued)

(ii) Disposal of SCHL Group

On May 26, 2023, the Company entered into an equity transfer agreement with Otov Alfa Holdings Limited (“Otov Alfa”), a British Virgin Islands business company designated by Ningxia Fengyin Enterprise Management Consulting LLP (“Ningxia Fengyin”), under which the Company transferred 100% of its equity interest in subsidiaries including Sky City Holding Limited, and its subsidiaries (collectively “SCHL Group”) to Otov Alfa, at nil consideration (the “Deconsolidation”), in order to settle all outstanding convertible loan owed by the Group to Ningxia Fengyin. SCHL Group mainly served as a holding company for a group of investment companies with no material operations, and meanwhile, as the obligator of the outstanding convertible loan and interest. The Deconsolidation of SCHL Group was not a strategic shift as it has no material impact on the Group’s business, therefore it was not qualified as discontinued operation. Upon the completion of the Deconsolidation, the control of SCHL Group was transferred to Otov Alfa on May 30, 2023 (the “Closing Date”), and the assets and liabilities of SCHL Group, including the outstanding convertible loan and interest payable, cash in bank, property and some other assets and liabilities with a net liability balance of RMB6,711 were transferred to Otov Alfa, resulting in settlement of the outstanding convertible loan and a gain from disposal of RMB6,711. The cumulative foreign currency translation loss (recorded as accumulated other comprehensive loss) related to SCHL Group of RMB45,594 was released as a loss on disposal, with a total loss of RMB38,883 recognized related to the disposal of SCHL Group for the year ended December 31, 2023.